NATURE OF BUSINESS AND COMPANY (Tables)	12 Months Ended
Feb. 28, 2026
Accounting Policies [Abstract]
Schedule of accompanying consolidated financial statements

Name	Date of incorporation / acquisition	Place of incorporation	Percentage of ownership	Principal activities
Micware Automotive Co., Ltd. (MAC)(1)	Acquired on March 1, 2021	Japan	100%	Provide the one-stop solution of in-vehicle infotainment (“IVI”) software development. Development environment, software and automatic quality test.
Micware Mobility Co., Ltd. (MMC)	Incorporated on March 4, 2024	Japan	100%	Provide the IVI related software, service of telephony embedded dashcam solution and software quality validation service.
Micware Navigations Co., Ltd. (MNC)(2)	Acquired on July 16, 2019	Japan	100%	Provide the Software to Mobility market. GPS software, cloud server service, IVI related software and smart phone app.
Micware Operation Co., Ltd. (MOP)	Incorporated on March 4, 2024	Japan	100%	Contracted human resources, general affairs, corporate planning, procurement/purchasing, intellectual property management, legal affairs, and other administrative tasks for group companies.
Micware Create Co., Ltd. (MCC)	Incorporated on March 1, 2024	Japan	100%	Assistance in software development for group companies and other clerical work on behalf of the company.
Micware North America, Inc. (MNA)	Incorporated on June 3, 2014	California, United States	70%	Provide the IVI related software and quality verification serve in North America.
Micware Asia Pacific Co., Ltd. (MAP)	Incorporated on October 3, 2016	Thailand	70.59%	Provide the mobility related software to Asia Pacific region and offshore base of software development in the Micware group.
Micware Europe GmbH (MEU)(3)	Acquired on March 28, 2024	Germany	100%	Provide the Mobility related software and services to EU and other regions.

(1)	On March 1, 2021, the Company acquired 100% of the equity interests in HI Corporation (HI), a company engages in middleware and content development. On March 1, 2024, upon Reorganization, the Company renamed HI to MAC.
(2)	On July 16, 2019, the Company acquired 100% of the equity interests in Databroad Co., Ltd. (DB), a company engages in broadcasting and on-demand media services. On March 1, 2024, upon Reorganization, the Company renamed DB to MNC.
(3)	On March 28, 2024, the Company acquired 100% of the equity interests in O-WELL GERMANY GmbH from O-WELL corporation in order to provide mobility-related software and services to the EU and other international markets.